Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Stock Price⁵
					TSR ($)	Peer Group TSR ($)

2024	7,929,349	(21,169,246)	4,399,950	(4,682,313)	18.83	118.20	(183)	14.36
2023	8,286,049	17,348,412	3,397,530	7,387,885	73.39	118.87	(255)	55.96
2022	18,805,294	(14,310,774)	9,376,988	(3,497,039)	47.79	113.65	(166)	36.44
2021	11,700,985	20,812,842	4,979,234	9,325,452	195.36	126.45	(58)	148.96
2020	10,882,717	55,278,526	6,508,594	25,404,160	185.70	126.42	(543)	141.6

Company Selected Measure Name	stock price
Named Executive Officers, Footnote	Serge Saxonov was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Justin J. McAnear	Justin J. McAnear	Justin J. McAnear	Justin J. McAnear	Adam S. Taich
Benjamin J. Hindson	Benjamin J. Hindson	Benjamin J. Hindson	Benjamin J. Hindson	Benjamin J. Hindson
Ruth De Backer	Eric S. Whitaker	Eric S. Whitaker	Eric S. Whitaker	Eric S. Whitaker
Bradford J. Crutchfield	Bradford J. Crutchfield	James Wilbur	James Wilbur	Justin J. McAnear

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,929,349	$ 8,286,049	$ 18,805,294	$ 11,700,985	$ 10,882,717
PEO Actually Paid Compensation Amount	$ (21,169,246)	17,348,412	(14,310,774)	20,812,842	55,278,526
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Serge Saxonov ($)	Exclusion of Stock Awards and Option Awards for Serge Saxonov ($)	Inclusion of Equity Values for Serge Saxonov ($)	Compensation Actually Paid to Serge Saxonov ($)

2024	7,929,349	(6,979,037)	(22,119,558)	(21,169,246)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	4,399,950	(3,941,881)	(5,140,382)	(4,682,313)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Serge Saxonov ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Serge Saxonov ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Serge Saxonov ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Serge Saxonov ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Serge Saxonov ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Serge Saxonov ($)	Total - Inclusion of Equity Values for Serge Saxonov ($)

2024	1,238,422	(21,420,238)	334,582	(2,272,324)	—	—	(22,119,558)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	1,331,283	(3,847,527)	223,140	(1,186,393)	(1,660,885)	—	(5,140,382)

Non-PEO NEO Average Total Compensation Amount	$ 4,399,950	3,397,530	9,376,988	4,979,234	6,508,594
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,682,313)	7,387,885	(3,497,039)	9,325,452	25,404,160
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Serge Saxonov ($)	Exclusion of Stock Awards and Option Awards for Serge Saxonov ($)	Inclusion of Equity Values for Serge Saxonov ($)	Compensation Actually Paid to Serge Saxonov ($)

2024	7,929,349	(6,979,037)	(22,119,558)	(21,169,246)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	4,399,950	(3,941,881)	(5,140,382)	(4,682,313)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Serge Saxonov ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Serge Saxonov ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Serge Saxonov ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Serge Saxonov ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Serge Saxonov ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Serge Saxonov ($)	Total - Inclusion of Equity Values for Serge Saxonov ($)

2024	1,238,422	(21,420,238)	334,582	(2,272,324)	—	—	(22,119,558)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	1,331,283	(3,847,527)	223,140	(1,186,393)	(1,660,885)	—	(5,140,382)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Stock Price
Revenue

Total Shareholder Return Amount	$ 18.83	73.39	47.79	195.36	185.70
Peer Group Total Shareholder Return Amount	118.20	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (183,000,000)	$ (255,000,000)	$ (166,000,000)	$ (58,000,000)	$ (543,000,000)
Company Selected Measure Amount	14.36	55.96	36.44	148.96	141.6
PEO Name	Serge Saxonov
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.We determined stock price to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. The amounts in the column represent the closing price on the last trading day of the listed year.
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,979,037)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,119,558)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,238,422
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,420,238)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,582
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,272,324)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,941,881)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,140,382)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,331,283
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,847,527)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,140
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,186,393)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,660,885)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0